Intangible Assets Other Than Goodwill - Additional Details (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Intangible asset	$ 181,947		$ 181,947		$ 191,664
Acquisition of intangible assets - Enresur			0	2,092
Below Market Lease Net	24,607		24,607		27,074
Amortization of intangible assets	3,632	3,639	7,252	7,247
Favorable lease terms
Intangible asset	21,782		21,782
Unfavorable lease terms
Below Market Lease Net	$ 9,405		$ 9,405